LVIP Wellington Mid-Cap Value Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.74%
Aerospace & Defense–3.12%
Harris	26,963	$ 4,306,261
Moog Class A	27,119	2,357,997
		6,664,258
Airlines–1.00%
†JetBlue Airways	131,157	2,145,728
		2,145,728
Auto Components–0.58%
Goodyear Tire & Rubber	68,872	1,250,027
		1,250,027
Banks–10.20%
BancorpSouth Bank	59,932	1,691,281
Bank OZK	50,480	1,462,910
Comerica	42,483	3,114,854
First Midwest Bancorp	91,001	1,861,881
IBERIABANK	39,887	2,860,297
Pinnacle Financial Partners	17,192	940,402
South State	27,193	1,858,370
Sterling Bancorp	137,367	2,559,147
†Western Alliance Bancorp	52,879	2,170,154
Zions Bancorp	71,534	3,248,359
		21,767,655
Building Products–2.98%
Fortune Brands Home & Security	52,542	2,501,525
†JELD-WEN Holding	75,755	1,337,833
Sanwa Holdings	212,099	2,529,427
		6,368,785
Chemicals–4.79%
Cabot	61,489	2,559,787
Celanese Class A	35,197	3,470,776
FMC	47,526	3,650,947
†Livent	43,848	538,454
		10,219,964
Commercial Services & Supplies–2.04%
†Atento	117,044	422,529
†Clean Harbors	55,111	3,942,090
		4,364,619
Communications Equipment–0.80%
†Acacia Communications	16,713	958,490
†Lumentum Holdings	13,329	753,622
		1,712,112
Construction & Engineering–0.63%
Granite Construction	31,212	1,346,798
		1,346,798
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.83%
Buzzi Unicem	86,712	$ 1,776,542
		1,776,542
Consumer Finance–1.04%
SLM	223,463	2,214,518
		2,214,518
Electric Utilities–2.64%
Alliant Energy	82,625	3,894,116
Evergy	30,061	1,745,041
		5,639,157
Electrical Equipment–3.36%
EnerSys	28,945	1,886,056
Hubbell	25,821	3,046,361
†Sensata Technologies Holding	50,037	2,252,666
		7,185,083
Electronic Equipment, Instruments & Components–5.63%
†Arrow Electronics	65,662	5,059,914
†Coherent	13,643	1,933,486
†Itron	47,729	2,226,558
KEMET	68,250	1,158,202
†Keysight Technologies	18,862	1,644,766
		12,022,926
Equity Real Estate Investment Trusts–12.07%
American Assets Trust	27,193	1,247,071
Brixmor Property Group	192,824	3,542,177
Corporate Office Properties Trust	111,899	3,054,843
Equity LifeStyle Properties	14,248	1,628,546
Life Storage	20,239	1,968,648
Park Hotels & Resorts	105,391	3,275,552
Physicians Realty Trust	176,525	3,320,435
PS Business Parks	19,324	3,030,583
STORE Capital	140,093	4,693,115
		25,760,970
Food & Staples Retailing–1.63%
†U.S. Foods Holding	99,548	3,475,221
		3,475,221
Food Products–1.40%
Ingredion	11,485	1,087,515
†Post Holdings	17,344	1,897,433
		2,984,948
Gas Utilities–2.37%
UGI	91,192	5,053,861
		5,053,861
Health Care Equipment & Supplies–3.07%
Hill-Rom Holdings	35,482	3,756,125
LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
STERIS	21,881	$ 2,801,424
		6,557,549
Health Care Providers & Services–0.68%
†Acadia Healthcare	49,245	1,443,371
		1,443,371
Hotels, Restaurants & Leisure–1.03%
†Norwegian Cruise Line Holdings	39,960	2,196,202
		2,196,202
Household Durables–1.78%
Lennar Class A	44,819	2,200,165
Newell Brands	103,784	1,592,046
		3,792,211
Insurance–8.77%
Assurant	31,646	3,003,522
CNO Financial Group	194,099	3,140,522
Hanover Insurance Group	28,513	3,255,329
Lancashire Holdings	329,060	2,802,491
Reinsurance Group of America	29,801	4,231,146
Unum Group	67,858	2,295,636
		18,728,646
IT Services–4.44%
Amdocs	48,379	2,617,788
Booz Allen Hamilton Holding	25,371	1,475,070
Leidos Holdings	56,718	3,635,057
†VeriSign	9,640	1,750,238
		9,478,153
Machinery–1.06%
†Milacron Holdings	199,184	2,254,763
		2,254,763
Media–0.77%
TEGNA	116,117	1,637,250
		1,637,250
Metals & Mining–4.03%
†Alcoa	68,492	1,928,735
Carpenter Technology	41,341	1,895,485
Commercial Metals	83,106	1,419,450
Reliance Steel & Aluminum	37,275	3,364,442
		8,608,112
Oil, Gas & Consumable Fuels–5.99%
Delek US Holdings	43,064	1,568,391
Diamondback Energy	59,283	6,019,003
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Encana	446,449	$ 3,232,291
†Laredo Petroleum	95,749	295,864
†WPX Energy	127,303	1,668,942
		12,784,491
Road & Rail–2.13%
†Genesee & Wyoming Class A	37,395	3,258,600
Knight-Swift Transportation Holdings	39,398	1,287,527
		4,546,127
Semiconductors & Semiconductor Equipment–2.96%
†Axcelis Technologies	76,425	1,537,671
†Ichor Holdings	103,581	2,338,859
Silicon Motion Technology ADR	61,466	2,436,512
		6,313,042
Software–1.95%
SS&C Technologies Holdings	65,296	4,158,702
		4,158,702
Specialty Retail–0.74%
Caleres	63,988	1,579,864
		1,579,864
Wireless Telecommunication Services–1.23%
Millicom International Cellular SDR	43,284	2,628,704
		2,628,704
Total Common Stock (Cost $175,632,570)		208,660,359
LIMITED PARTNERSHIP–0.75%
Oil, Gas & Consumable Fuels–0.75%
Viper Energy Partners	48,104	1,595,129
Total Limited Partnership (Cost $1,549,804)		1,595,129

MONEY MARKET FUND–1.83%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	3,907,182	3,907,182
Total Money Market Fund (Cost $3,907,182)		3,907,182

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–100.32% (Cost $181,089,556)	$214,162,670
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.32%)	(677,660)
NET ASSETS APPLICABLE TO 8,232,109 SHARES OUTSTANDING–100.00%	$213,485,010

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
SDR–Swedish Depositary Receipt
See accompanying notes.
LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Mid-Cap Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$6,664,258	$—	$—	$6,664,258
Airlines	2,145,728	—	—	2,145,728
Auto Components	1,250,027	—	—	1,250,027
Banks	21,767,655	—	—	21,767,655
Building Products	3,839,358	2,529,427	—	6,368,785
Chemicals	10,219,964	—	—	10,219,964
Commercial Services & Supplies	4,364,619	—	—	4,364,619
Communications Equipment	1,712,112	—	—	1,712,112
Construction & Engineering	1,346,798	—	—	1,346,798
LVIP Wellington Mid-Cap Value Fund–4

LVIP Wellington Mid-Cap Value Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Construction Materials	$—	$1,776,542	$—	$1,776,542
Consumer Finance	2,214,518	—	—	2,214,518
Electric Utilities	5,639,157	—	—	5,639,157
Electrical Equipment	7,185,083	—	—	7,185,083
Electronic Equipment, Instruments & Components	12,022,926	—	—	12,022,926
Equity Real Estate Investment Trusts	25,760,970	—	—	25,760,970
Food & Staples Retailing	3,475,221	—	—	3,475,221
Food Products	2,984,948	—	—	2,984,948
Gas Utilities	5,053,861	—	—	5,053,861
Health Care Equipment & Supplies	6,557,549	—	—	6,557,549
Health Care Providers & Services	1,443,371	—	—	1,443,371
Hotels, Restaurants & Leisure	2,196,202	—	—	2,196,202
Household Durables	3,792,211	—	—	3,792,211
Insurance	15,926,155	2,802,491	—	18,728,646
IT Services	9,478,153	—	—	9,478,153
Machinery	2,254,763	—	—	2,254,763
Media	1,637,250	—	—	1,637,250
Metals & Mining	8,608,112	—	—	8,608,112
Oil, Gas & Consumable Fuels	12,784,491	—	—	12,784,491
Road & Rail	4,546,127	—	—	4,546,127
Semiconductors & Semiconductor Equipment	6,313,042	—	—	6,313,042
Software	4,158,702	—	—	4,158,702
Specialty Retail	1,579,864	—	—	1,579,864
Wireless Telecommunication Services	—	2,628,704	—	2,628,704
Money Market Fund	3,907,182	—	—	3,907,182
Limited Partnership	1,595,129	—	—	1,595,129
Total Investments	$204,425,506	$9,737,164	$—	$214,162,670
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Wellington Mid-Cap Value Fund–5